SUPPLIERS (Tables)	3 Months Ended
Mar. 31, 2022
SUPPLIERS
Schedule of suppliers

	3/31/2022	12/31/2021
Current
Goods, materials and services (a)	1,980,874	2,602,086
Energy purchased for resale	1,218,688	1,381,544
CCEE – Short-term Energy	1,346	47,902
	3,200,908	4,031,532
Non-current
Goods, materials and services	16,555	16,555
	16,555	16,555
Total	3,217,463	4,048,087